LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of information on leases

	December 31,
	2021	2020

Interest expense on lease liabilities	$51	$27
Total cash outflow for leases	$625	$684

Schedule of disclosures in respect of right-of-use assets

	Right-of-use	Accumulated	Right-of-use
	leased offices	depreciation	assets, net
Balance as of January 1, 2020	$2,420	$(346)	$2,074
Addition	745	(619)	126
Disposal	(575)	549	(26)
Rent deposits	(20)	—	(20)
Balance as of December 31, 2020	2,570	(416)	2,154
Addition	305	(519)	(214)
Modification	49	—	49
Rent deposits	(6)	—	(6)
Balance as of December 31, 2021	$2,918	$(935)	$1,983